Share-Based Payments (Details) $ / shares in Units, $ in Thousands	1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021 kr / shares	Dec. 18, 2020 shares	Oct. 18, 2019 shares	Feb. 24, 2017 shares	Feb. 18, 2016 shares	Dec. 17, 2014 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 $ / shares
Share-Based Payments (Details) [Line Items]
Warrants, description									Units consisting of 145,003,680 common shares and 145,003,680 common share purchase warrants for $0.10 (SEK 0.85) per unit; valued at $12,125.	9,330,000 common shares and 3,996,864 warrants in exchange for $1,092 in cash in settlement of the Financing Facility dated February 23, 2020; the fair value of the common shares of $2,504 was recorded in equity and the $625 fair value of the warrants was recorded as a derivative liability which was adjusted to market at the end of every period and as at September 30, 2021 the fair value of the warrants is $218;
Exercise price (in Dollars per share) | $ / shares											$ 0.2	$ 0.18	$ 0.08
General and administrative expense | $							$ 2,619	$ 953	$ 6,140	$ 3,245	$ 4,101	$ 3,870
Intrinsic value of warrants outstanding | $											$ 0	$ 0
weighted average share price (in Dollars per share) | $ / shares												$ 0.35
Intrinsic value per share (in Dollars per share) | $ / shares												0.27
Exercise price for warrants outstanding (in Dollars per share) | kr / shares	kr 2
Weighted average grant date fair value of warrants (in Dollars per share) | $ / shares											$ 0.12	$ 0.2
Fair value of warrants vested | $											$ 616	$ 333
Total charge to profit or loss | $							577	$ 237	1,205	$ 629
Total compensation cost | $							$ 119		$ 119
Warrants outstanding							7 years 9 months		7 years 9 months		9 years 3 months 18 days
Warrant Plan [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares) | shares		3,389,550
Warrants, description		Warrants were granted with monthly vesting over 36 months until September 1, 2022 respectively October 1, 2023 provided they remain within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including September 30, 2032 respectively October 31, 2033.
Warrant plan #6 [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares) | shares			5,638,199
Warrants, description			Warrants were granted with monthly vesting over 36 months until September 1, 2022 provided they remain within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including September 30, 2032.
Additional Executive Plan [Member]
Share-Based Payments (Details) [Line Items]
Warrants payable (in Shares) | shares											4,313,602
Expected life											120 months
Executive Management [Member]
Share-Based Payments (Details) [Line Items]
Dividend yield											0.00%
Warrant Plan Two [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares) | shares				696,220
Warrants, description				Warrants were granted with either immediate vesting, or monthly vesting over 36 months until July 1, 2019 provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.
Warrant plan #4 [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares) | shares					633,780
Warrants, description					Warrants were granted with monthly vesting over 36 months from July 1, 2016 until July 1, 2019, provided the recipient remains within the Group’s employment. Vested warrants are exercisable over a fixed period of time from grant date up to and including July 1, 2021.
Warrant plan #3 [Member]
Share-Based Payments (Details) [Line Items]
Option to purchase common shares (in Shares) | shares						570,000
Warrants, description						Warrants were granted with 50% immediately vesting upon grant, 25% vesting on December 17, 2015 and 25% vesting on July 3, 2016, provided the recipient remains within the Group’s employment.
Sharebased Payment Warrant Plan [Member]
Share-Based Payments (Details) [Line Items]
Profit or loss | $											$ 616	333
General and administrative expense | $											616	333
Unrecognized compensation cost | $											$ 510	$ 939
Expected to realized over a period											2 years 8 months 12 days	2 years 8 months 12 days
Minimum [Member]
Share-Based Payments (Details) [Line Items]
Expected life											10 years	10 years
Exercise price for warrants outstanding (in Dollars per share) | $ / shares											$ 0.09	$ 0.08
Minimum [Member] | Additional Executive Plan [Member]
Share-Based Payments (Details) [Line Items]
Expected volatility rate											70.00%
Risk free interest rate											0.32%
Exercise price (in Dollars per share) | $ / shares											$ 0.15
Maximum [Member]
Share-Based Payments (Details) [Line Items]
Expected life											11 years	12 years
Exercise price for warrants outstanding (in Dollars per share) | $ / shares											$ 0.3	$ 0.24
Maximum [Member] | Additional Executive Plan [Member]
Share-Based Payments (Details) [Line Items]
Expected volatility rate											80.60%
Risk free interest rate											0.45%
Exercise price (in Dollars per share) | $ / shares											$ 0.3